Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2022
Investees in equity accounted [abstract]
Summary of equity accounted investees

		United States Dollar
	Figures in millions unless otherwise stated	2022	2021	2020

	Investment in joint ventures	72.5	173.1
(a)	Far Southeast Gold Resources Incorporated ("FSE")	—	113.6
(b)	Asanko Gold	72.5	59.5
	Investment in associates	12.4	5.7
(c)	Other associates	12.4	5.7

	Total equity accounted investees	84.9	178.8
	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated ("FSE")	(1.0)	(1.6)	(1.6)
(b)	Asanko Gold – earnings	13.0	23.4	48.5
(b)	Asanko Gold – impairment	—	(52.8)	(49.5)
(c)	Other associates	(1.9)	(1.0)	—
	Total share of results of equity investees, net of taxation	10.1	(32.0)	(2.6)

Summary of equity method investment in joint venture - Far Southeast Gold Resources Incorporated ("FSE")
Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Unlisted shares at cost	230.0	230.0
Equity contribution	97.8	96.8
Impairment - prior years	(116.4)	(85.6)
Impairment - current year[1]	(113.6)	(30.8)
Share of accumulated losses brought forward	(96.8)	(95.2)
Share of loss after taxation[2]	(1.0)	(1.6)
Total investment in joint venture[3]	—	113.6
[1]    Refer to note 7 for details of impairment.
[2]    Gold Fields’ share of loss after taxation represents exploration and other costs, including work completed on a scoping study, which is fully funded by Gold Fields as part of their equity contribution.
3    FSE has no revenues or significant assets or liabilities. Assets included in FSE represent the rights to explore and eventually mine the FSE project.

Summary of financial information and carrying amount of the group interest in Asanko
The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko:

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Initial investment at cost	86.9	86.9
Share of accumulated profit brought forward	74.9	51.5
Share of profit after taxation before impairment	13.0	23.4
Cumulative impairment[3]	(102.3)	(102.3)
Carrying value at 31 December	72.5	59.5
15.    EQUITY ACCOUNTED INVESTEES continued
(b)Asanko Gold continued
The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Statement of financial position – Asanko
Non-current assets[1]	262.7	290.5
Current assets[2]	175.7	170.7
Non-current liabilities	(69.7)	(81.0)
Current liabilities	(29.0)	(68.5)
Net assets	339.7	311.7
Less: Shika redeemable preference shares	(186.4)	(186.4)
Net assets attributable to ordinary share holders	153.3	125.3
Group's share of net assets	72.5	59.5
Reconciled as follows:
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	(129.9)	(129.9)

Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	74.9	51.5
Share of profit after taxation before impairment	13.0	23.4
Impairment[3]	(102.3)	(102.3)
Carrying amount of interest in joint venture	72.5	59.5

Income statement – Asanko
Revenue	297.1	382.4
Production costs	(191.7)	(247.0)
Depreciation and amortisation	(30.8)	(45.3)
Other expenses	(30.8)	(19.1)
Royalties	(14.9)	(19.1)
Profit for the year before impairment	28.9	51.9
Group's share of profit before impairment	13.0	23.4
Group's share of impairment[3]	—	(52.8)
Group's share of total comprehensive income after impairment	13.0	(29.4)
1    At 31 December 2022, includes impact of fair value adjustment, amounting to US$39.6 million (2021: US$39.6 million), to property, plant and equipment of the Asanko Gold mine as determined at acquisition and impairment as discussed below.
[2]    Current assets includes cash and cash equivalents amounting of US$91.3 million (2021: US$49.2 million).
[3]    During 2021, the Asanko gold mine demonstrated negative grade reconciliations against the 2021 plan and as a result management identified an impairment trigger and an impairment of US$52.8 million was recognised. Due to the re-evaluation of the geological modelling by our JV partner, Galiano, which was not complete at 31 December 2021, Gold Fields was not in a position to provide a reserve and resource estimate for Asanko as at 31 December 2021. Taking this into consideration, management modelled various scenarios for the Asanko Life of Mine ("LoM") in order to determine their best estimates of the future cash flows of the Asanko gold mine. The various LoM scenario runs were undertaken in an attempt to model Asanko’s future cash flows in the absence of a revised Resource and Reserve at 31 December 2021. These scenarios were based on the pre-feasibility study completed in 2019, in order to declare a Reserve at 31 December 2019, but were modified where appropriate to reflect prevailing circumstances. Subsequent to 31 December 2021, Gold Fields received additional information in respect of the Asanko gold mine. Gold Fields updated the valuation taking this information into consideration and this did not have a material impact on the valuation of either the preference shares or the equity accounted investment. During 2022, there were no changes in status with respect to the completion of the technical and economic work required to generate a Reserve and Resources estimate based on a LoM. Taking this into consideration, management utilised the LoM developed for the 2022 impairment calculations and this resulted in no impairment for the year ended 31 December 2022.

Summary of other investments

		United States Dollar
	Figures in millions unless otherwise stated	2022	2021

(c)	Other
	Investment in associate	12.4	5.7
	Lunnon Metals Limited ("Lunnon")[1]	12.4	5.7
	Rusoro Mining Limited ("Rusoro")[2]	—	—

[1]    During 2022, Gold Fields acquired an additional 2.31% shareholding Lunnon and recognised a share of loss for the year of U$1.9 million (2021: US$1.0 million). Gold Fields’ interest in Lunnon was 33.96% (2021: 31.65%) at 31 December 2022.
[2]    Represents a holding of 24.8% (2021: 25.7%) in Rusoro.
The carrying value of Rusoro was written down to US$nil at 31 December 2010 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2022 is US$5.2 million (2021: US$5.5 million).The unrecognised share of loss of Rusoro for the year amounted to US$3.8 million (2021: US$3.1 million). The cumulative unrecognised share of losses of Rusoro at 31 December 2022 amounted to US$214.7 million (2021: US$210.9 million).
On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre- and post-award interest which currently equates to in excess of US$1.7 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).
Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgment against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion at the time. The judgment, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arose out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgment, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgment, and its time to do so expired.
Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgment. Rusoro brought the New York lawsuit in addition to an action it filed in the U.S. District Court for the District of Columbia, which seeks recognition of and the entry of judgment on the original arbitration award. A favourable ruling from either the New York or D.C. court will entitle Rusoro to use all legal procedures – including broad discovery from both Venezuela and third parties – that U.S. law provides judgment creditors. Any judgment issued in New York will also accrue interest at 9% per annum until the judgment is fully paid. On 19 October 2018, Rusoro announced that it had reached a settlement agreement with Venezuela by which the Venezuela government agreed to pay Rusoro US$1.28 billion to acquire the Company’s mining data and full release of the judgment issued in favour of the Company. In a decision dated 29 January 2019, the Paris Court of Appeals partially annulled the arbitral award issued in favour of the Company in August 2016. This annulment was overturned by the French Supreme Court in March 2021. On 7 June 2022, the Paris Court of Appeal rejected a second application of the Bolivarian Republic of Venezuela to annul the award of 22 August 2016. Thus, Rusoro continues to vigorously pursue all available remedies to reinstate such award.
Management have not recognised this amount due to the uncertainty over its recoverability.